Summarized Financial Information for Linn Energy, LLC (Tables)	3 Months Ended	8 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information for Linn Energy, LLC
Summarized Linn Energy, LLC Statement of Operations Information

Three Months Ended March 31, 2013
(in thousands)

Revenues and other	$369,060
Expenses	(481,407)
Other income and (expenses)	(102,002)
Income tax expense	(7,536)
Net loss	$(221,885)

Summarized Linn Energy, LLC Balance Sheet Information

March 31, 2013
(in thousands)

Current assets	$799,481
Noncurrent assets	10,420,344
11,219,825
Current liabilities	816,854
Noncurrent liabilities	6,357,535
Unitholders’ capital	$4,045,436

Summarized Linn Energy, LLC Statement of Operations Information

October 17, 2012 To December 31, 2012
(in thousands)

Revenues and other	$604,701
Expenses	(578,170)
Other income and (expenses)	(85,464)
Income tax benefit	1,697
Net loss	$(57,236)

Summarized Linn Energy, LLC Balance Sheet Information

December 31, 2012
(in thousands)

Current assets	$811,428
Noncurrent assets	10,639,810
11,451,238
Current liabilities	823,132
Noncurrent liabilities	6,200,926
Unitholders’ capital	$4,427,180